Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 10, 2008
Intercompany Foreign Currency Balance [Line Items]
Equity Method Investment, Ownership Percentage		49.00%
Due from Joint Ventures	$ 5
Adjustments to Additional Paid in Capital, Other	26
Debt Instrument, Interest Rate, Stated Percentage	11.00%
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,231
Aggregate realized and unrealized gains (losses) on foreign currency transactions	0	5	9
Advertising Expense	7	7	9
Accumulated Amortization, Deferred Finance Costs	78	67
Amortization of Financing Costs	9	8	10
Write off of Deferred Debt Issuance Cost	14		12
Derivative, Fixed Interest Rate				2.48%
Notional Amount of Interest Rate Fair Value Hedge Derivatives	185
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	1
Senior Discount PIK [Member]
Intercompany Foreign Currency Balance [Line Items]
Senior Notes	$ 400